Statement of Changes in Net Assets Available For Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 28,333,407
Dividends and interest	9,603,247
Net investment income	37,936,654
Interest on notes receivable from participants	1,016,248
Contributions:
Participant	31,205,387
Company	10,019,952
Rollover	2,048,209
Total contributions	43,273,548
Total additions	82,226,450
Deductions
Benefits paid to participants	36,769,368
Administrative expenses	693,065
Total deductions	37,462,433
Net increase in net assets available for benefits	44,764,017
Net assets available for benefits, beginning of year	276,182,156
Net assets available for benefits, end of year	$ 320,946,173